SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
SCHEDULE OF REVENUE AND OTHER INCOME SEGMENT

The following table sets forth the Company’s revenue and other income by operating and reportable segment, disaggregated into geographic locations based on sales billed from the respective county, for the years ended June 30, 2023 and 2022, respectively.

A)	Revenue

	Year Ended June 30, 2023
	IFPG	SGBP	Total
United Kingdom	$1,061,191	$—	$1,061,191
Australia	6,491	—	6,491
Other	189,190	—	189,190
Total Revenue	$1,256,872	—	$1,256,872
	Year Ended June 30, 2023
	IFPG	SGBP	Total
Australia	$—	544,010	544,010
United Kingdom	193,618	—	193,618
Total Government Support Income	$193,618	544,010	$737,628

	Year Ended June 30, 2022
	IFPG	SGBP	Total
Australia	$—	437,146	437,146
United Kingdom	—	—	—
Total Government Support Income	$—	437,146	$437,146

	June 30, 2023	June 30, 2022
Australia	$761,220	391,408
United Kingdom	475,430	—
Total	$1,236,650	$391,408